Note 18 - Subsequent Event	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
18.	Subsequent events

(a)	Subsequent to the quarter end, the Company issued
3,200,000
common shares under the Common Shares Purchase Agreement with Aspire Capital for gross proceeds of approximately
$8.9
million. This transaction will be accounted for in the
three
months ended
March 31, 2018.

(b)	In
March 2018,
the Board approved an extension of its agreement with the Moores Cancer Center at the University of California San Diego (UCSD) to provide pharmacology lab services to the Company for a further twelve
months for services up to
$300,000.
Dr. Stephen Howell is the Acting Chief Medical Officer of Aptose and is also a Professor of Medicine at UCSD and will be overseeing the laboratory work.